Operating expenses	12 Months Ended
Dec. 31, 2019
8. Operating expenses
Operating expenses

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here.

8 Operating expenses

	2019	2018	2017
	£m	£m	£m
Infrastructure costs
Property and equipment	368	380	792
Depreciation and amortisation[a]	457	395	637
Lease payments[a]	7	158	248
Impairment of property, equipment and intangible assets	3	2	19
Total infrastructure costs	835	935	1,696
Administration and general costs
Consultancy, legal and professional fees	362	400	505
Marketing and advertising	258	316	292
UK bank levy	185	223	306
Other administration and general expenses	3,513	3,285	3,038
Total administration and general costs	4,318	4,224	4,141
Staff costs	4,565	4,874	4,393
Provisions for litigation and conduct	264	1,706	448
Operating expenses	9,982	11,739	10,678

Note

a With adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019.

For further details on staff costs including accounting policies, refer to Note 30.